Provisions for Dividends and Other Liabilities - Summary of Provisions for Dividends and Other Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Non-controlling interests [Member]
Disclosure of other provisions [Line Items]
Unpaid dividend determined to non-controlling interest		$ 105